Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
Schedule of revenue by major service categories
	For the years ended December 31,
	2020	2019	2018

Member services	$872,629	$2,525,084	$5,280,587
Enterprise services
-Comprehensive tailored services	13,345,880	5,733,342	4,732,980
-Sponsorship advertising services	6,598,527	8,288,164	2,520,026
-Consulting services	416,634	1,189,169	793,400
Online services	361,933	66,304	8,098
Other revenues	1,585,481	123,413	203,908
Revenue, net	$23,181,084	$17,925,476	$13,538,999